Senior Secured Lien Notes - Additional Information (Detail) $ in Millions, $ in Millions		9 Months Ended
	Apr. 05, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Derivative financial assets		$ 5.9
Under writer fees and other transaction costs		$ 10.1
Algoma Steel Inc [Member] | Senior Secured Lien Notes [Member]
Disclosure of detailed information about borrowings [line items]
Non-current debt instruments issued	$ 350.0
Proportion of debt instrument issued	9.125%
Borrowings interest payment basis	Interest payments are due April 15 and October 15, and commenced on October 15, 2024.